Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-based Compensation [Abstract]
Stock Option Activity
The following table summarizes stock option activity under the Plans:
	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2011	174,872	$16.76
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(25,159)	$20.45
Outstanding at December 31, 2012	234,465	$12.37
Granted	—	—
Exercised	—	—
Forfeited	(3,740)	$17.68
Outstanding at December 31, 2013	230,725	$12.28	7.5	$—

Vested and expected to vest at December 31, 2013	221,246	$12.49	7.5	$—

Exercisable at December 31, 2013	137,559	$15.43	7.2	$—

Weighted-average Assumptions
 The per-share weighted-average fair value of the options granted to employees during 2012 was estimated at $5.66 on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2012	2013

Volatility	84%	Not applicable
Expected term	6.0 years	Not applicable
Risk-free interest rate	1.1%	Not applicable
Dividend yield	None	Not applicable

Restricted Stock Activity
The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted- average grant date fair value
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(2,432)	$17.36
Nonvested at December 31, 2012	74,372	$7.81
Granted	—	—
Vested	(19,221)	$8.35
Forfeited	(430)	$13.36
Nonvested at December 31, 2013	54,721	$7.59